Merrill Lynch Investment Managers


www.mlim.ml.com



Semi-Annual Report
March 31, 2001



Mercury Select
Growth Fund




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks capital appreciation through investments primarily in a portfolio of common stocks and other equity securities of very large cap companies that are traded in US securities' markets that Fund management believes have strong earnings growth potential. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Select Growth Portfolio of Mercury Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.


Mercury Select Growth Fund of
Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERCURY MASTER SELECT GROWTH PORTFOLIO


INVESTMENTS AS OF MARCH 31, 2001


Ten Largest                             Percent of
Equity Holdings                         Net Assets

Microsoft Corporation                       9.4%
Intel Corporation                           5.9
AOL Time Warner Inc.                        5.4
General Electric Company                    5.0
Pfizer Inc.                                 4.9
International Business
Machines Corporation                        4.6
Dell Computer Corporation                   4.2
Honeywell International Inc.                3.9
The Home Depot, Inc.                        3.8
Wal-Mart Stores, Inc.                       3.6



                                        Percent of
Ten Largest Industries                  Net Assets

Semiconductor Equipment
& Products                                 15.4%
Software                                    9.4
Computers & Peripherals                     8.8
Media                                       7.4
Pharmaceuticals                             6.5
Health Care Providers & Services            5.2
Industrial Conglomerates                    5.0
Communications Equipment                    4.7
Hospital Supplies                           4.1
Aerospace &Defense                          3.9




March 31, 2001
Mercury Select Growth Fund



DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report to shareholders. During the six-month period ended March 31, 2001, growth stocks were conspicuously out of favor. As a result, Mercury Select Growth Fund's Class I, Class A and Class C Shares had a total return of -45.34%, -45.50% and -45.77%, respectively, for the six months ended March 31, 2001. Since inception (November 17, 2000) through March 31, 2001, Class B Shares had a total return of -34.19%. (Complete performance information can be found on pages 5 and 6 of this report to shareholders.) The Fund underperformed the unmanaged benchmark Russell Top 200 Growth Index's total return of -36.74% and the unmanaged Standard & Poor's (S&P) 500 Index's return of -18.75% for the six-month period ended March 31, 2001.

Portfolio Matters
The Fund underperformed for the period because we generally held growth stocks with higher betas and price/earnings ratios than those of the market as a whole--the types of stocks that were punished the most. The Fund's technology holdings, representing a weighting of 47% of net assets, were especially penalized, losing 64%. Growth stocks in general and technology stocks in particular went down hard because of the market's preoccupation with valuations (as opposed to earnings prospects). Particularly harmful to the Fund's performance were our holdings in Internet-infrastructure, data-storage and software stocks. They faltered because of investor worries about a spate of weak earnings reports and abruptly curtailed capital spending for hardware and software.

The Fund was heavily invested in the technology sector because of our sector-neutral policy. We keep the Fund's sector weightings close to that of the Fund's benchmark Index. The Fund's sizable weighting in technology reflects the technology sector's weighting in the Russell Top 200 Growth Index. Our experience has shown that such an approach generally is prudent because the performance advantage in the market typically shifts swiftly and unpredictably from sector to sector. But when a major sector such as technology is out of favor, as has been the case recently, it can create short-term problems for the Fund. In light of this environment, the Fund fared basically the way we expected it to. Our growth-investing style tends to produce this performance pattern: when the market falls severely, the Fund has tended to do relatively poorly. However, as the market stabilizes or turns upward, the Fund has tended to do relatively well.

Nine of Mercury Select Growth Fund's 10 sector investments recorded losses. Our 3% weighting in consumer staples stocks had the best absolute return, a modest gain. Our consumer-discretionary/services, energy, and financial services holdings, which altogether accounted for 25% of the portfolio, outperformed their corresponding Russell Top 200 Growth Index sectors. Some of our better-performing holdings in those sectors were media, Internet services, retailing, alternative energy and pharmaceutical stocks.

We do not know when earnings, the ultimate driver of stock prices, will again matter. However, we do know that if the history of the stock market has proven nothing else, it is that changes in earnings do bring about changes in stock prices. We believe our holdings will in fact start to move up before earnings reach a trough, since investors are always looking ahead. Until then, we will attempt to make the best of a market environment that has been hostile to our investment approach, and we will continue to select stocks that we believe have the strongest earnings potential in all sectors of the market.

In Conclusion
We thank you for your investment in Mercury Select Growth Fund, and we look forward to serving your investment needs.

Sincerely,


(Jeffrey M. Peek)
Jeffrey M. Peek
Director and President
Mercury Funds, Inc.



(Robert E. Turner)
Robert E. Turner
Portfolio Manager
Turner Investment Partners, Inc.



May 8, 2001




March 31, 2001
Mercury Select Growth Fund



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25%, a distribution fee of 0.10% and an account maintenance fee of 0.25%.

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual and Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



RECENT PERFORMANCE RESULTS*
                                 6 Month        12 Month   Since Inception
As of March 31, 2001           Total Return   Total Return   Total Return
Class I                           -45.34%        -50.00%        +65.99%
Class A                           -45.50           --           -46.10
Class B                             --             --           -34.19
Class C                           -45.77           --           -47.83


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's inception date for Class I Shares is 1/31/97; for Class A
Shares, 9/18/00; for Class BShares, 11/17/00; and for Class C
Shares, 9/21/00. On June 19, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.


March 31, 2001
Mercury Select Growth Fund



FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN++

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year
Ended 3/31/01                             -50.00%        -52.62%
Inception (1/31/97)
through 3/31/01                           +12.95%        +11.49%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                      Without Sales     With Sales
Class B Shares*                           Charge         Charge**

Inception (11/17/00)
through 3/31/01                           -34.19%        -34.63%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

Inception (9/18/00)
through 3/31/01                           -46.10%        -48.93%

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.





                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC            CDSC**

Inception (9/21/00)
through 3/31/01                           -47.83%        -47.80%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge. ++Class A, Class B and Class C Shares are aggregate total returns.



March 31, 2001
Mercury Select Growth Fund


STATEMENT OF ASSETS
AND LIABILITIES
As of March 31, 2001
MERCURY SELECT GROWTH FUND
Assets:
Investment in Mercury Master Select Growth Portfolio, at value
(identified cost--$14,198,895)                                              $ 13,102,930
Receivable from administrator                                                     31,348
Prepaid registration fees and other assets                                       121,487
                                                                            ------------
Total assets                                                                  13,255,765
                                                                            ------------

Liabilities:
Payable to distributor                                                                51
Accrued expenses and other liabilities                                            45,828
                                                                            ------------
Total liabilities                                                                 45,879
                                                                            ------------

Net Assets:
Net assets                                                                  $ 13,209,886
                                                                            ============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 400,000,000
shares authorized                                                           $        123
Class A Shares of Common Stock, $.0001 par value, 400,000,000
shares authorized                                                                      3
Class B Shares of Common Stock, $.0001 par value, 400,000,000
  shares authorized                                                                    1
Class C Shares of Common Stock, $.0001 par value, 400,000,000
shares authorized                                                                      2
Paid-in capital in excess of par                                              24,306,967
Accumulated investment loss--net                                                (73,765)
Accumulated realized capital losses on investments from the
Portfolio--net                                                               (9,927,480)
Unrealized depreciation on investments from the Portfolio--net               (1,095,965)
                                                                            ------------
Net assets                                                                  $ 13,209,886
                                                                            ============

Net Asset Value:
Class I--Based on net assets of $13,098,947 and 1,231,340 shares
outstanding                                                                 $      10.64
                                                                            ============
Class A--Based on net assets of $48,684 and 28,248 shares
outstanding                                                                 $       1.72
                                                                            ============
Class B--Based on net assets of $32,699 and 11,233 shares
outstanding                                                                 $       2.91
                                                                            ============
Class C--Based on net assets of $29,556 and 18,936 shares
outstanding                                                                 $       1.56
                                                                            ============


See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2001
MERCURY SELECT GROWTH FUND
Investment Income:
Investment income allocated from the Portfolio                                               $     60,910
Expenses allocated from the Portfolio                                                           (103,502)
                                                                                             ------------
Total net investment loss from the Portfolio                                                     (42,592)
                                                                                             ------------

Expenses:
Organization expenses                                                       $     58,869
Printing and shareholder reports                                                  30,766
Administration fees                                                               26,585
Registration fees                                                                 13,021
Professional fees                                                                 11,442
Transfer agent fees--Class I                                                       4,238
Accounting services                                                                  424
Acount maintenance and distribution fees--Class C                                    164
Acount maintenance and distribution fees--Class B                                    137
Account maintenance fees--Class A                                                     48
Transfer agent fees--Class B                                                           7
Transfer agent fees--Class C                                                           6
Transfer agent fees--Class A                                                           4
Other                                                                              2,319
                                                                            ------------
Total expenses before reimbursement                                              148,030
Reimbursement of expenses                                                      (116,857)
                                                                            ------------
Total expenses after reimbursement                                                                 31,173
                                                                                             ------------
Investment loss--net                                                                             (73,765)
                                                                                             ------------

Realized & Unrealized Loss from the
Portfolio--Net:
Realized loss from the Portfolio--net                                                         (8,218,407)
Change in unrealized appreciation/depreciation from the Portfolio--net                        (4,909,460)
                                                                                             ------------
Net Decrease in Net Assets Resulting from Operations                                        $(13,201,632)
                                                                                             ------------

See Notes to Financial Statements.

March 31, 2001
Mercury Select Growth Fund


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY SELECT GROWTH FUND
                                                                            For the Six      For the Year
                                                                            Months Ended         Ended
Increase (Decrease) in Net Assets:                                         March 31, 2001    Sept. 30, 2000
Operations:
Investment loss--net                                                        $   (73,765)     $  (250,870)
Realized gain (loss) on investments and from the
Portfolio--net                                                               (8,218,407)        4,735,327
Change in unrealized appreciation/depreciation from
investments and the Portfolio--net                                           (4,909,460)        3,323,953
                                                                            ------------     ------------
Net increase (decrease) in net assets resulting from
operations                                                                  (13,201,632)        7,808,410
                                                                            ------------     ------------

Distributions to Shareholders:
Realized gain on investments--net:
Class I                                                                      (5,816,971)      (1,950,583)
Class A                                                                         (10,281)               --
Class B                                                                         (37,438)               --
Class C                                                                         (36,799)               --
                                                                            ------------     ------------
Net decrease in net assets resulting from distributions
to shareholders                                                              (5,901,489)      (1,950,583)
                                                                            ------------     ------------

Capital Share Transactions:
Net increase (decrease) in net assets derived from capital
share transactions                                                           (9,242,460)       27,238,528
                                                                            ------------     ------------

Net Assets:
Total increase (decrease) in net assets                                     (28,345,581)       33,096,355
Beginning of period                                                           41,555,467        8,459,112
                                                                            ------------     ------------
End of period*                                                              $ 13,209,886     $ 41,555,467
                                                                            ============     ============

*Accumulated investment loss--net                                           $   (73,765)               --
                                                                            ============     ============

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY SELECT GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class I
                                                           For the                                   For the
                                                          Six Months                                 Period
                                                            Ended          For the Year Ended    Jan. 31, 1997++
                                                          March 31,             Sept. 30,          to Sept. 30,
Increase (Decrease) in Net Asset Value:                      2001     2000+++++     1999     1998      1997
Per Share Operating Performance:
Net asset value, beginning of period                        $ 26.20    $ 18.90   $  13.22  $  12.28  $  10.00
                                                            -------    -------   --------  --------  --------
Investment income (loss)--net                             (.06)++++      (.16)      (.08)     (.01)       .01
Realized and unrealized gain (loss) on
investments and from the Portfolio--net                     (10.04)       8.94       5.76      1.98      2.27
                                                            -------    -------   --------  --------  --------
Total from investment operations                            (10.10)       8.78       5.68      1.97      2.28
                                                            -------    -------   --------  --------  --------
Less dividends and distributions:
 Investment income--net                                          --         --         --     (.01)        --
 Realized gain on investments--net                           (5.46)     (1.48)         --    (1.02)        --
                                                            -------    -------   --------  --------  --------
Total dividends and distributions                            (5.46)     (1.48)         --    (1.03)        --
                                                            -------    -------   --------  --------  --------
Net asset value, end of period                              $ 10.64    $ 26.20   $  18.90  $  13.22  $  12.28
                                                            =======    =======   ========  ========  ========

Total Investment Return:**
Based on net asset value per share                      (45.34%)+++     47.49%     42.97%    17.26% 22.80%+++
                                                            =======    =======   ========  ========  ========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                         1.26%*       .84%      1.00%     1.00%    1.00%*
                                                            =======    =======   ========  ========  ========
Expenses++++++                                               2.36%*      1.37%      2.41%     7.70%   26.45%*
                                                            =======    =======   ========  ========  ========
Investment income (loss)--net                               (.69%)*     (.71%)     (.47%)    (.10%)     .20%*
                                                            =======    =======   ========  ========  ========

Supplemental Data:
Net assets, end of period (in thousands)                    $13,099    $41,526   $  8,459  $  4,328  $    701
                                                            =======    =======   ========  ========  ========
Portfolio turnover                                               --         --    370.71%   234.93%   346.47%
                                                            =======    =======   ========  ========  ========



*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++On June 19, 2000, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Portfolio, a mutual fund that has the same investment objective as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund



FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY SELECT GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                 Class A         Class B
                                                                          For the        For the        For the
                                                                            Six          Period         Period
                                                                           Months       Sept. 18,      Nov. 17,
                                                                           Ended        2000++ to      2000++ to
                                                                         March 31,      Sept. 30,      March 31,
Increase (Decrease) in Net Asset Value:                                     2001           2000           2001
Per Share Operating Performance:
Net asset value, beginning of period                                       $  9.89        $ 10.00        $ 10.00
                                                                           -------        -------        -------
Investment loss--net                                                     (.01)++++          --***      (.03)++++
Realized and unrealized loss on investments and from the
Portfolio--net                                                              (2.70)          (.11)         (1.60)
                                                                           -------        -------        -------
Total from investment operations                                            (2.71)          (.11)         (1.63)
                                                                           -------        -------        -------
Less distributions from realized gain on investments--net                   (5.46)             --         (5.46)
                                                                           -------        -------        -------
Net asset value, end of period                                             $  1.72        $  9.89        $  2.91
                                                                           =======        =======        =======

Total Investment Return:**
Based on net asset value per share                                     (45.50%)+++     (1.10%)+++    (34.19%)+++
                                                                           =======        =======        =======

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                                        1.43%*         1.10%*         2.15%*
                                                                           =======        =======        =======
Expenses++++++                                                              2.50%*         2.47%*         3.02%*
                                                                           =======        =======        =======
Investment loss--net                                                      (1.09%)*       (1.13%)*       (1.63%)*
                                                                           =======        =======        =======

Supplemental Data:
Net assets, end of period (in thousands)                                   $    49        $    10        $    33
                                                                           =======        =======        =======



*Annualized.
**Total investment returns exclude the effects of sales charges.
***Amount is less than $.01 per share.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.

See Notes to Financial Statements.




March 31, 2001
Mercury Select Growth Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)
MERCURY SELECT GROWTH FUND
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                         Class C
                                                                                  For the          For the
                                                                                    Six             Period
                                                                                   Months         Sept. 21,
                                                                                   Ended          2000++ to
                                                                                 March 31,        Sept. 30,
Increase (Decrease) in Net Asset Value:                                             2001             2000
Per Share Operating Performance:
Net asset value, beginning of period                                               $  9.62        $ 10.00
                                                                                   -------        -------
Investment loss--net                                                                 (.03)++++        --***
Realized and unrealized loss on investments and from the Portfolio--net             (2.57)          (.38)
                                                                                   -------        -------
Total from investment operations                                                    (2.60)          (.38)
                                                                                   -------        -------
Less distributions from realized gain on investments--net                           (5.46)             --
                                                                                   -------        -------
Net asset value, end of period                                                     $  1.56        $  9.62
                                                                                   -------        -------

Total Investment Return:**
Based on net asset value per share                                                 (45.77%)+++     (3.80%)+++
                                                                                   -------        -------

Ratios to Average Net Assets:
Expenses, net of reimbursement++++++                                                2.22%*         1.67%*
                                                                                   =======        =======
Expenses++++++                                                                      3.30%*         2.88%*
                                                                                   =======        =======
Investment loss--net                                                                (1.70%)*      (1.42%)*
                                                                                   =======        =======

Supplemental Data:
Net assets, end of period (in thousands)                                           $    29        $    19
                                                                                   =======        =======


*Annualized.
**Total investment returns exclude the effects of sales charges.
***Amount is less than $.01 per share.
++Commencement of operations.
++++Based on average shares outstanding.
++++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


NOTES TO FINANCIAL STATEMENTS

MERCURY SELECT GROWTH FUND
1. Significant Accounting Policies:
Mercury Select Growth Fund (the "Fund") (formerly Turner Large Cap Growth Equity Fund) is a series of Mercury Funds, Inc. (the "Corporation") and is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Select Growth Portfolio (the "Portfolio"), that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at March 31, 2001 was 99.9%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Portfolio's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

2. Transactions with Affiliates:
The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of
 .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended March 31, 2001, FAM had earned fees of $26,585, all of which was waived. In addition, FAM also reimbursed the Fund $90,272 in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

                          Account
                      Maintenance Fee       Distribution Fee

Class A                     .25%                 .10%
Class B                     .25%                 .75%
Class C                     .25%                 .75%



Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. Effective March 7, 2001, the Fund did not accrue Class B distribution fees.
For the six months ended March 31, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                               FAMD             MLPFS

Class I                                        $149             $3,019
Class A                                        $ 22             $  297


Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $319 for these services. As of January 1, 2001, accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:
Increases and decreases in the Fund's investment in the Portfolio for the six months ended March 31, 2001 were $4,425,791 and $19,628,794, respectively.

4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions were $(9,242,460) and $27,238,528 for the six months ended March 31, 2001 and for the year ended September 30, 2000, respectively.

Transactions in capital shares for each class were as follows:


Class I Shares for the Six Months
Ended March 31, 2001                           Shares      Dollar Amount

Shares sold                                     292,801     $  5,654,902
Shares issued to shareholders
   in reinvestment of distributions             358,739        5,664,490
                                           ------------     ------------
Total issued                                    651,540       11,319,392
Shares redeemed                              (1,005,358)     (20,782,583)
                                           ------------     ------------
Net decrease                                   (353,818)    $ (9,463,191)
                                           ============     ============


Class I Shares for the Year
Ended September 30, 2000                       Shares      Dollar Amount

Shares sold                                   2,486,938     $ 62,930,069
Shares issued to shareholders
   in reinvestment of distributions              83,029        1,923,778
                                           ------------     ------------
Total issued                                  2,569,967       64,853,847
Shares redeemed                             (1,432,424)     (37,645,314)
                                           ------------     ------------
Net increase                                  1,137,543     $ 27,208,533
                                           ============     ============


Class A Shares for the Six Months
Ended March 31, 2001                           Shares      Dollar Amount

Shares sold                                      23,233     $     57,995
Shares issued to shareholders
   in reinvestment of distributions               4,016           10,280
                                           ------------     ------------
Net increase                                     27,249     $     68,275
                                           ============     ============


Class A Shares for the Period
September 18, 2000++ to
September 30, 2000                             Shares      Dollar Amount

Shares sold                                         999     $      9,995
                                           ------------     ------------
Net increase                                        999     $      9,995
                                           ============     ============

++Commencement of operations.


Class B Shares for the Period
November 17, 2000++ to
March 31, 2001                                 Shares      Dollar Amount

Shares sold                                       9,211     $     77,583
Shares issued to shareholders
   in reinvestment of distributions               2,022            8,754
                                           ------------     ------------
Net increase                                     11,233     $     86,337
                                           ============     ============

++Commencement of operations.



Class C Shares for the Six Months
Ended March 31, 2001                           Shares      Dollar Amount

Shares sold                                      16,936      $    66,119
Net increase                                     16,936      $    66,119


Class C Shares for the Period
September 21, 2000++ to
September 30, 2000                             Shares      Dollar Amount

Shares sold                                       2,000      $    20,000
Net increase                                      2,000      $    20,000

++Commencement of operations.



MARCH 31, 2001

MERCURY SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS

MERCURY MASTER SELECT GROWTH PORTFOLIO
                                                                                 In US Dollars
                   Shares                                                                 Percent of
Industries          Held                     Common Stocks                   Value        Net Assets
Aerospace &         12,470    Honeywell International Inc.                 $   508,776        3.9%
Defense

Beverages            4,730    PepsiCo, Inc.                                    207,884        1.6

Biotechnology        2,880    ++Amgen Inc.                                     173,160        1.3

Commercial           4,940    Waste Management, Inc.                           122,018        0.9
Services &
Supplies

Communications       2,330    ++CIENA Corporation                               97,278        0.8
Equipment            6,620    ++JDS Uniphase Corporation                       122,056        0.9
                     6,910    ++QUALCOMM Incorporated                          390,847        3.0
                                                                           -----------      ------
                                                                               610,181        4.7

Computers &         21,570    ++Dell Computer Corporation                      554,079        4.2
Peripherals          6,190    International Business Machines
                              Corporation                                      595,354        4.6
                                                                           -----------      ------
                                                                             1,149,433        8.8

Diversified          1,850    Federal National Mortgage Association            147,260        1.1
Financials           1,870    The Goldman Sachs Group, Inc.                    159,137        1.2
                                                                           -----------      ------
                                                                               306,397        2.3

Diversified          7,400    ++WorldCom, Inc.                                 137,825        1.1
Telecommuni-
cation Services

Electric             2,150    ++Calpine Corporation                            118,401        0.9

Electrical &         4,420    ++The AES Corporation                            220,823        1.7
Electronics

Electronics          8,830    ++Flextronics International Ltd.                 132,450        1.0
Components

Food & Drug          3,280    CVS Corporation                                  191,847        1.5
Retailing            4,250    Walgreen Co.                                     173,400        1.3
                                                                           -----------      ------
                                                                               365,247        2.8

Health Care          5,510    Medtronic, Inc.                                  252,027        1.9
Equipment &
Supplies

Health Care          1,520    CIGNA Corporation                                163,187        1.2
Providers &          1,760    Cardinal Health, Inc.                            170,280        1.3
Services             5,220    HCA--The Healthcare Corporation                  210,210        1.6
                     2,350    UnitedHealth Group Incorporated                  139,261        1.1
                                                                           -----------      ------
                                                                               682,938        5.2


MARCH 31, 2001

MERCURY SELECT GROWTH FUND


SCHEDULE OF INVESTMENTS

MERCURY MASTER SELECT GROWTH PORTFOLIO (continued)
                                                                                 In US Dollars
                   Shares                                                                Percent of
Industries          Held                     Common Stocks                   Value       Net Assets
Hospital             7,260    Abbott Laboratories                          $   342,599        2.6%
Supplies             2,120    Baxter International Inc.                        199,577        1.5
                                                                           -----------      ------
                                                                               542,176        4.1

Industrial          15,550    General Electric Company                         650,923        5.0
Conglomerates

Internet &           5,030    ++eBay Inc.                                      181,709        1.4
Catalog Retail

Media               17,780    ++AOL Time Warner Inc.                           713,867        5.4
                     4,790    ++Clear Channel Communications, Inc.             260,816        2.0
                                                                           -----------      ------
                                                                               974,683        7.4

Miscellaneous        4,290    ++Celestica Inc.                                 118,318        0.9
Materials &
Commodities

Multiline Retail     9,420    Wal-Mart Stores, Inc.                            475,710        3.6

Pharma-              3,550    American Home Products Corporation               208,563        1.6
ceuticals           15,517    Pfizer Inc.                                      635,421        4.9
                                                                           -----------      ------
                                                                               843,984        6.5

Semiconductor       22,880    Agere Systems Inc                                141,398        1.1
Equipment &          4,720    ++Analog Devices, Inc.                           171,053        1.3
Products             5,410    ++Applied Materials, Inc.                        235,335        1.8
                    29,400    Intel Corporation                                773,588        5.9
                     7,340    ++Micron Technology, Inc.                        304,830        2.3
                     8,230    Texas Instruments Incorporated                   254,965        1.9
                     3,970    ++Xilinx, Inc.                                   139,198        1.1
                                                                           -----------      ------
                                                                             2,020,367       15.4

Software            22,570    ++Microsoft Corporation                        1,232,886        9.4

Specialty           11,540    The Home Depot, Inc.                             497,374        3.8
Retail

Telecommuni-         7,050    Nokia Oyj `A' (ADR)(a)                           169,200        1.3
cations &
Equipment

                              Total Common Stocks
                              (Cost--$13,790,870)                           12,694,890       96.9


MARCH 31, 2001
MERCURY SELECT GROWTH FUND


SCHEDULE OF INVESTMENTS (concluded)

MERCURY MASTER SELECT GROWTH PORTFOLIO
                                                                                 In US Dollars
                    Face                                                                 Percent of
                   Amount             Short-Term Securities                   Value      Net Assets
Commercial        $184,000    General Motors Acceptance Corp.,
Paper*                        5.38% due 4/02/2001                          $   183,945        1.4%


                              Total Short-Term Securities
                              (Cost--$183,945)                                 183,945        1.4


                              Total Investments
                              (Cost--$13,974,815)                           12,878,835       98.3
                              Other Assets Less Liabilities                    225,345        1.7
                                                                           -----------      ------
                              Net Assets                                   $13,104,180      100.0%
                                                                           ===========      ======



*Commercial paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
++Non-income producing security.
(a)American Depositary Receipts (ADR).

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


STATEMENT OF ASSETS
AND LIABILITIES
As of March 31, 2001
MERCURY MASTER SELECT GROWTH PORTFOLIO
Assets:
Investments, at value (identified cost--$13,974,815)                                         $ 12,878,835
Cash                                                                                               12,346
Receivables:
 Securities sold                                                            $    833,582
 Contributions                                                                    55,165
 Dividends                                                                         7,719          896,466
                                                                            ------------
Prepaid expenses                                                                                    9,973
                                                                                             ------------
Total assets                                                                                   13,797,620
                                                                                             ------------

Liabilities:
Payables:
 Securities purchased                                                            607,363
 Withdrawals                                                                      41,409
 Investment adviser                                                                5,328          654,100
                                                                            ------------
Accrued expenses and other liabilities                                                             39,340
                                                                                             ------------
Total liabilities                                                                                 693,440
                                                                                             ------------

Net Assets:
Net assets                                                                                   $ 13,104,180
                                                                                             ============

Net Assets Consist of:
Partners' capital                                                                            $ 14,200,160
Unrealized depreciation on investments--net                                                   (1,095,980)
                                                                                             ------------
Net assets                                                                                   $ 13,104,180
                                                                                             ============

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2001
MERCURY MASTER SELECT GROWTH PORTFOLIO
Investment Income:
Dividends                                                                                    $     40,153
Interest and discount earned                                                                       20,757
                                                                                             ------------
Total income                                                                                       60,910
                                                                                             ------------

Expenses:
Investment advisory fees                                                     $    53,051
Accounting services                                                               19,996
Professional fees                                                                 12,857
Custodian fees                                                                     9,213
Trustees' fees and expenses                                                        5,591
Offering costs                                                                     2,361
Pricing fees                                                                         433
                                                                            ------------
Total expenses                                                                                    103,502
                                                                                             ------------
Investment loss--net                                                                             (42,592)
                                                                                             ------------

Realized & Unrealized Loss on Investments--Net:
Realized loss on investments--net                                                             (8,218,437)
Change in unrealized appreciation/depreciation on investments--net                            (4,909,474)
                                                                                             ------------
Net Decrease in Net Assets Resulting from Operations                                         $(13,170,503)
                                                                                             ============


See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER SELECT GROWTH PORTFOLIO
                                                                            For the
                                                                          Six Months        For the Period
                                                                             Ended         June 19, 2000++
Increase (Decrease)in Net Assets:                                        March 31, 2001   to Sept. 30, 2000
Operations:
Investment loss--net                                                        $   (42,592)     $   (41,643)
Realized loss on investments--net                                            (8,218,437)        (785,006)
Change in unrealized appreciation/depreciation on
investments--net                                                             (4,909,474)        (603,085)
                                                                            ------------     ------------
Net decrease in net assets resulting from operations                        (13,170,503)      (1,429,734)
                                                                            ------------     ------------

Net Capital Contributions:
Increase (decrease) in net assets derived from net capital
contributions                                                               (15,203,003)       42,907,320
                                                                            ------------     ------------

Net Assets:
Total increase (decrease) in net assets                                     (28,373,506)       41,477,586
Beginning of period                                                           41,477,686              100
                                                                            ------------     ------------
End of period                                                               $ 13,104,180     $ 41,477,686
                                                                            ============     ============

++Commencement of operations.

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


FINANCIAL HIGHLIGHTS
MERCURY MASTER SELECT GROWTH PORTFOLIO
The following ratios have been derived from information provided in the financial statements.

                                                                          For the Six        For the Period
                                                                          Months Ended      June 19, 2000++
                                                                         March 31, 2001    to Sept. 30, 2000
Ratios to Average Net Assets:
Expenses                                                                           .98%*            .68%*
                                                                            ============     ============
Investment loss--net                                                             (.40%)*          (.33%)*
                                                                            ============     ============

Supplemental Data:
Net assets, end of period (in thousands)                                    $     13,104     $     41,478
                                                                            ============     ============
Portfolio turnover                                                               244.11%          131.19%
                                                                            ============     ============


*Annualized.
++Commencement of operations.

See Notes to Financial Statements.


March 31, 2001
Mercury Select Growth Fund


NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER SELECT GROWTH PORTFOLIO
1. Significant Accounting Policies:
Mercury Master Select Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/ depreciation, based on debt securities held as of September 30, 2001.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Mercury Advisors ("Mercury"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

Mercury is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets.

Mercury has entered into a sub-advisory agreement with Turner
Investment Partners, Inc. ("Turner Investment Partners") with respect to the Portfolio, pursuant to which Turner Investment
Partners manages the Portfolio to the extent not managed by Mercury. Mercury will pay Turner Investment Partners a fee in an amount to be determined from time to time by Mercury and Turner Investment
Partners but in no event in excess of the amount that Mercury actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

Accounting services were provided to the Portfolio by FAM through December 31, 2000. Up to this date, the Portfolio reimbursed FAM $6,600 for these services. As of January 1, 2001, accounting services are provided to the Portfolio by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Portfolio. The Portfolio will pay the cost of these services. In addition, the Portfolio will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury, FAM, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2001 were $52,794,658 and $67,099,182, respectively.

Net realized losses for the six months ended March 31, 2001 and net unrealized losses as of March 31, 2001 were as follows:

                                   Realized         Unrealized
                                    Losses            Losses

Long-term investments             $(8,218,437)    $(1,095,980)
                                  -----------     -----------
Total investments                 $(8,218,437)    $(1,095,980)
                                  ===========     ===========


As of March 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $1,095,980, of which $385,655 related to appreciated securities and $1,481,635 related to depreciated securities. At March 31, 2001, the aggregate cost of investments for Federal income tax purposes was $13,974,815.





OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
Terry K. Glenn, Director and
Executive Vice President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260